Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies
NOTE 2    -     SIGNIFICANT ACCOUNTING POLICIES

 The financial statements are prepared in conformity with U.S. generally accepted accounting principles ("GAAP").

A.	Use of estimates in preparation of financial statements

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

B.	Financial statements in U.S. dollars

The reporting currency of the Company is the U.S. dollar (the "dollar").

The dollar is the functional currency of the Company and its subsidiaries in the United States and Canada. Transactions and balances originally denominated in dollars are presented at their original amounts. Non-dollar transactions and balances are remeasured into dollars in accordance with the principles set forth in Accounting Standards Codification ("ASC") 830-10 "Foreign Currency Translation" ("ASC 830-10") (formerly: Statement of Financial Accounting Standards ("SFAS") No. 52). All exchange gains and losses from remeasurement of monetary balance sheet items resulting from transactions in non-dollar currencies are recorded in the statement of operations as they arise.

The financial statements of certain subsidiaries whose functional currency is other than the dollar are translated into dollars in accordance with the principles set forth in ASC 830-10 (formerly: "SFAS No. 52"). Assets and liabilities have been translated at year-end exchange rates; results of operations have been translated at average exchange rates. The translation adjustments have been reported as a separate component of shareholders' equity.

C.	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and all of its subsidiaries. All significant intercompany transactions and balances have been eliminated.

D.	Cash and cash equivalents

Cash equivalents consist of short-term, highly liquid investments that are readily convertible into cash with original maturities of three months or less.

E.	Marketable securities

The Company accounts for its investments in marketable securities in accordance with ASC 320-10, "Accounting for Certain Investments in Debt and Equity Securities" ("ASC 320-10") (formerly: "SFAS No. 115).

Management determines the appropriate classification of the Company's investments in marketable debt securities at the time of purchase and reevaluates such determinations at each balance sheet date. Debt securities for which the Company does not have the intent or ability to hold to maturity are classified as available-for-sale.

Realized gains and losses on sales of investments, as determined on a specific identification basis, were included in the consolidated statement of operations. As of December 31, 2011 the Company had no investment in marketable securities.

F.	Fair value of financial instruments

The financial instruments of the Company consist mainly of cash and cash equivalents, short-term investments, current accounts receivable, accounts payable and long-term liabilities. In view of their nature, the carrying values of the financial instruments included in working capital of the Company approximate their fair-values.

G.	Concentrations of credit risk

Financial instruments which potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents, and accounts receivable. The Company's cash and cash equivalents are invested primarily in deposits with major banks worldwide. Management believes that the financial institutions that hold the Company's investments are financially sound, and accordingly, minimal credit risk exists with respect to such investments. The Company's trade receivables are derived from sales to customers located primarily in the U.S., Europe, Asia and Israel. The allowance for doubtful accounts is provided with respect to all balances deemed doubtful of collection.

H.	Allowance for doubtful accounts

The allowance for doubtful accounts is computed on a specific identification basis for accounts, the collection of which, in management's estimation, is doubtful.

I.	Inventory

Inventory is presented at the lower of cost or market.  Cost is determined by the "first in, first out" method.

J.	Property and equipment

Property and equipment are stated at cost. Depreciation is computed using the "straight-line" method, over the estimated useful life of assets, as follows:

Computers and software	3 years
Office furniture and equipment	5- 16.5 years

Leasehold improvements are amortized over the shorter of the life of the relevant lease or the service life of the improvements.

K.	Impairment of long-lived assets, goodwill and other intangible assets

The Company evaluates its long-lived tangible and intangible assets for impairment in accordance with ASC 350-20, "Goodwill and Other Intangible Assets," and ASC 360-10, "Accounting for the Impairment or Disposal of Long-Lived Assets," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Goodwill is subject to an annual test for impairment. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. No write-offs were recorded during 2011, 2010 and 2009.

During 2011, 2010 and 2009, the Company amortized approximately $990,000, $984,000 and $988,000 respectively.

The Company regularly reviews whether facts and circumstances exist which indicate that the carrying amount of assets may not be recoverable. The Company assesses the recoverability of the carrying amount of its long-lived assets based on expected undiscounted cash flows. If an asset's carrying amount is determined to be not recoverable, the Company recognizes an impairment loss based upon the difference between the carrying amount and the fair value of such asset, in accordance with ASC 360-10 "Accounting for the Impairment or Disposal of Long-Lived Assets" ("ASC 360-10") (formerly: "SFAS No. 144").

L.	Software development costs

The Company capitalizes software development costs in accordance with ASC 985-20 "Accounting for the Costs of Computer Software to be Sold, Leased or Otherwise Marketed" ("ASC 985-20") (formerly: "SFAS No. 86"). Capitalization of software development costs begins upon the establishment of technological feasibility, and continues up to the time at which the software is available for general release to customers. The establishment of technological feasibility and the ongoing assessment of the recoverability of these costs require considerable judgment by management with respect to certain external factors including, but not limited to, anticipated future gross product revenue, estimated economic life and changes in software and hardware technology.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of a working model and the point at which a product is ready for general release has been insignificant. Therefore, all research and development costs have been expensed.

M.	Acquisition-related intangible assets

The Company accounts for its business combinations in accordance with ASC 805 "Business Combinations" and with ASC 350-20 "Goodwill and Other Intangible Assets" ("ASC 350-20") (Formerly: "SFAS No. 142"). ASC 805-10 specifies the accounting for business combinations and the criteria for recognizing and reporting intangible assets apart from goodwill.

Acquisition-related intangible assets result from the Company's acquisitions of businesses accounted for under the purchase method and consist of the value of identifiable intangible assets including developed software products, established workforce and trade names, as well as goodwill. Goodwill is the amount by which the acquisition cost exceeds the fair values of identifiable acquired net assets on the date of purchase. Acquisition-related intangible assets are reported at cost, net of accumulated amortization.

N.	Stock-based compensation

The Company applied the provisions of ASC 718-10, "Share-Based Payment" ("ASC 718-10") (formerly: "SFAS No. 123 (Revised)"). ASC 718-10 requires employee share-based equity awards to be accounted for under the fair value method. Accordingly, stock-based compensation is measured at the grant date, based on the fair value of the award.

There were no option grants in 2011 ,2010 and 2009.

O.	Revenue recognition

The Company recognizes revenues in accordance with the American Institute of Certified Public Accountants ("AICPA") ASC 985-605-15, "Software Revenue Recognition", as amended (formerly: "Statement of Position "SOP" 97-2").

Revenues from software license fees are recognized when persuasive evidence of an arrangement exists, the software product covered by written agreement or a purchase order signed by the customer has been delivered, the license fees are fixed and determinable and collection of the license fees is considered probable. When software arrangements involve multiple elements the Company allocates revenue to each element based on the relative fair values of the elements. The Company's determination of fair value of each element in multiple element arrangements is based on vendor-specific objective evidence ("VSOE"). The Company limits its assessment of VSOE for each element to the price charged when such element is sold separately.

Service revenues include consulting services and post-contract customer support and training. Consulting revenues are generally recognized on a time and material basis. Software maintenance agreements provide technical customer support and the right to unspecified upgrades on an if-and-when-available basis. Post-contract customer support revenues are recognized ratably over the term of the support period (generally one year) and training and other service revenues are recognized as the related services are provided. Deferred revenues represent mainly amounts received on account of service agreements.

The Company's sales are made pursuant to standard purchase orders, containing payment terms averaging between 30 - 120 days. The Company's arrangements do not substantially include any refund provisions nor are payments subject to milestones. In addition, the Company's arrangements do not substantially contain customer acceptance provisions.

P.	Research and development costs

Research and development costs are expensed as incurred.

Q.	Deferred income taxes

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This topic prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities. Deferred taxes are computed based on the tax rates anticipated (under applicable law as of the balance sheet date) to be in effect when the deferred taxes are expected to be paid or realized.

The Company evaluates the realizability of the Company's its deferred tax assets for each jurisdiction in which it operates at each reporting date, and establish valuation allowances when it is more likely than not that all or a portion of our deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income of the same character and in the same jurisdiction. The Company considers all available positive and negative evidence in making this assessment, including, but not limited to, the scheduled reversal of deferred tax liabilities and projected future taxable income. In circumstances where there is sufficient negative evidence indicating that deferred tax assets are not more-likely-than-not realizable, the Company establishes a valuation allowance.

The Company uses a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate tax positions taken or expected to be taken in a tax return by assessing whether they are more-likely-than-not sustainable, based solely on their technical merits, upon examination and including resolution of any related appeals or litigation process. The second step is to measure the associated tax benefit of each position as the largest amount that the Company believes is more-likely-than-not realizable. Differences between the amount of tax benefits taken or expected to be taken in the Company's income tax returns and the amount of tax benefits recognized in the Company's financial statements, represent unrecognized income tax benefits, which the Company either record as a liability or as a reduction of deferred tax assets. The Company's policy is to include interest and penalties related to unrecognized income tax benefits as a component of income tax expense.

R.	Net income (loss) per ordinary share

Basic and diluted net income (loss) per share have been computed in accordance with ASC 260-10 "Earning per Share" (formerly: "SFAS No. 128") using the weighted average number of ordinary shares outstanding during the relevant fiscal year. Basic income (loss) per share excludes any dilutive effect of options and warrants.

S.	Derivative financial instruments

The Company's primary objective in holding derivative financial instruments is to manage currency market risks. The Company transacts business in various currencies other than the U.S. dollar, primarily the Euro and New Israeli Shekel (the "NIS"). The Company has established balance sheet and forecasted transaction risk management programs to protect against volatility of future cash flows caused by changes in exchange rates. The Company uses currency forward contracts and currency options in these risk management programs. These programs reduce, but do not always entirely eliminate, the impact of currency exchange movements.

In accordance with ASC 815-10, "Accounting for Derivative Instruments and Hedging Activities" (formerly: "SFAS No. 133"), as amended, the Company recognizes all derivative instruments as either assets or liabilities on the balance sheet at fair value. Fair values of currency forward contracts and currency options are based on quoted market prices or pricing models using current market rates. The accounting for gains or losses from changes in fair value of a derivative instrument depends on whether it has been designated and qualifies for hedge accounting as well as on the type of hedging relationship.

The criteria for designating a derivative as a hedge include the instrument's effectiveness in risk reduction and one-to-one matching for the derivative instrument to its underlying transaction. Gains and losses on derivatives that are not designated as hedges for accounting purposes are recognized currently in earnings.

The Company's outstanding derivative instruments as of balance sheet dates are included in other receivables and other accrued liabilities.

Currency forward contracts and currency options, which generally expire within 12 months and are used to hedge exposures to variability in expected future foreign-denominated cash flows, are designated as cash flows hedges. For these derivatives, the effective portion of the gain or loss is reported as a component of other comprehensive income in stockholders' equity and is reclassified into earnings in the same period or periods during which the hedged transaction affects earnings, and within the same income statement line item.

The ineffective portion of the gain or loss on the derivative in excess of the cumulative change in the present or future cash flows of the hedged item, if any, is recognized in financial income (expenses) net during the period of change.

The fair value of foreign currency forward contracts and foreign currency options outstanding at December 31, 2011 and 2010 were $(277) and $154, respectively.

T.	Recently issued accounting pronouncements

On June 16, 2011, the FASB issued ASU 2011-05,1 which revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 2202 and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. Under the two-statement approach, the first statement would include components of net income, which is consistent with the income statement format used today, and the second statement would include components of other comprehensive income (OCI). The ASU does not change the items that must be reported in OCI.

On September 15, 2011, the FASB issued ASU 2011-08,1 which amends the guidance in ASC 350-202 on testing goodwill for impairment. Under the revised guidance, entities testing goodwill for impairment have the option of performing a qualitative assessment before calculating the fair value of the reporting unit (i.e., step 1 of the goodwill impairment test). If entities determine, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. The ASU does not change how goodwill is calculated or assigned to reporting units, nor does it revise the requirement to test goodwill annually for impairment. In addition, the ASU does not amend the requirement to test goodwill for impairment between annual tests if events or circumstances warrant; however, it does revise the examples of events and circumstances that an entity should consider.

On December 23, 2011, the FASB issued ASU 2011-12, which defers certain provisions of ASU 2011-05. One of ASU 2011-05's provisions required entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented (for both interim and annual financial statements). Accordingly, this requirement is indefinitely deferred by ASU 2011-12 and will be further deliberated by the FASB at a future date. The new ASU is in response to constituents' concerns about whether the requirements under ASU 2011-05 for the presentation of reclassification adjustments were operational.

The FASB also decided that during the deferral period, entities would be required to comply with all existing requirements for reclassification adjustments in ASC 220, which indicates that "an entity may display reclassification adjustments on the face of the financial statement in which comprehensive income is reported, or it may disclose reclassification adjustments in the notes to the financial statements."